RESEARCH AND DEVELOPMENT (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
RESEARCH AND DEVELOPMENT (Tables)
Future minimum payments	Future minimum payments required under this agreement at December 31, 2013 were as follows:
Fiscal Year Ending March 31:

2014 (remainder of the year)	$7,500
2015	30,000
2016	30,000

$67,500

Fiscal Year Ending March 31:

2014	$30,000

2015	30,000

2016	30,000

$90,000